Asset Impairment, Net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012 resturants	May 29, 2011	May 30, 2010
Number of restaurants (restaurants)	3
Long-lived asset impairment charges	$ 0.5	$ 4.7	$ 6.2
Asset impairment charges, net of tax	$ 0.3	$ 2.9	$ 3.8
Segment, Discontinued Operations | Red Lobster
Number of restaurants (restaurants)		2	3
Segment, Discontinued Operations | LongHorn Steakhouse
Number of restaurants (restaurants)			3
Segment, Written Down | LongHorn Steakhouse
Number of restaurants (restaurants)			2
Segment, Written Down | Olive Garden
Number of restaurants (restaurants)			1